Segment Information - Summary of Operations in Different Geographic Areas (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of products and services [line items]
Revenues	$ 2,818,974	$ 83,554,385	$ 85,111,913	$ 82,839,922
Noncurrent Assets		66,377,876	68,405,168	67,799,740
United States [member]
Disclosure of products and services [line items]
Revenues		32,018,540	33,624,139	30,076,050
Noncurrent Assets		1,739	1,728	1,553
China [member]
Disclosure of products and services [line items]
Revenues		24,778,540	22,724,680	21,318,660
Noncurrent Assets		11,803,140	9,014,191	8,068,694
Taiwan [member]
Disclosure of products and services [line items]
Revenues		15,494,157	19,683,484	18,106,693
Noncurrent Assets		54,572,997	59,371,230	59,606,745
Europe [member]
Disclosure of products and services [line items]
Revenues		8,315,142	6,794,827	8,470,707
Other Countries [member]
Disclosure of products and services [line items]
Revenues		2,948,006	2,284,783	4,867,812
Noncurrent Assets		$ 0	$ 18,019	$ 122,748